Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Raw materials and purchased components	$ 734	$ 648
Consumable stores	862	875
Work in progress	1,026	1,082
Finished goods and goods for resale	977	1,027
Total inventories	3,599	3,632
Expected to be used within one year	3,447	3,472
Expected to be used after more than one year	$ 152	$ 160